Equity (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 € / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares
Equity (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	45,000,000	45,000,000
Voting rights, description	Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.
Share capital per share. (in Euro per share) | € / shares		€ 0.01
Initial public offering shares (in Shares) | shares	1,725,000	1,725,000
Gross proceeds	$ 25.9
Aggregate proceeds	$ 23.9
Ordinary shares (in Shares) | shares	689,973	689,973
Proceeds from exercise of warrants	$ 382,500
Conversion of debt (in Shares) | shares	58,000
Net of fees and expenses	$ 787,620
Warrants issued (in Shares) | shares	3,755,000
Underwriting warrants (in Shares) | shares	140,000
Underwriting warrant in amount	$ 754,286
Granted shares (in Shares) | shares	487,000			1,504,650
Stock options				$ 13,968,627
Share-based compensation	$ 4,894,450			6,430,158
Unamortized expense				$ 7,538,469
Stock option of granted value	4,336,798
Unamortized expense	$ 6,952,548
Stock Option [Member]
Equity (Details) [Line Items]
Ordinary shares (in Shares) | shares				2,800,000